UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           5/14/10
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:          64
                                          -----------------
Form 13F Information Table Value Total:   $     193,423
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 3/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR METHODS CORP               COM PAR $.06     009128307     3639   107015 SH       SOLE                   107015        0        0
ANADIGICS INC                  COM              032515108     4860  1000000 SH       SOLE                  1000000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406     1704   197403 SH       SOLE                   197403        0        0
ARBITRON INC                   COM              03875Q108     2572    96470 SH       SOLE                    96470        0        0
ASHLAND INC. NEW               COM              044209104     2314    43850 SH       SOLE                    43850        0        0
ASTEC INDS INC                 COM              046224101     3910   135000 SH       SOLE                   135000        0        0
C & D TECHNOLOGIES INC         COM              124661109      719   449500 SH       SOLE                   449500        0        0
CALAMP CORP                    COM              128126109     2880  1025000 SH       SOLE                  1025000        0        0
CALGON CARBON CORP             COM              129603106     1339    78200 SH       SOLE                    78200        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     3600   180000 SH       SOLE                   180000        0        0
CVR ENERGY INC                 COM              12662P108     2800   320000 SH       SOLE                   320000        0        0
CVR ENERGY INC                 COM              12662P108       88     1750 SH  CALL SOLE                     1750        0        0
DANA HOLDING CORP              COM              235825205     3713   312500 SH       SOLE                   312500        0        0
DIVX INC                       COM              255413106     2112   295000 SH       SOLE                   295000        0        0
DOMTAR CORP                    COM NEW          257559203     4248    65950 SH       SOLE                    65950        0        0
EASTMAN KODAK CO               COM              277461109      883   152500 SH       SOLE                   152500        0        0
ENPRO INDS INC                 COM              29355X107     5602   192633 SH       SOLE                   192633        0        0
ENTEGRIS INC                   COM              29362U104     7545  1500000 SH       SOLE                  1500000        0        0
FSI INTL INC                   COM              302633102     1494   386000 SH       SOLE                   386000        0        0
FUSHI COPPERWELD INC           COM              36113E107     3254   290000 SH       SOLE                   290000        0        0
GEORGIA GULF CORP              COM PAR $.01 NEW 373200302     3698   200000 SH       SOLE                   200000        0        0
GEORGIA GULF CORP              COM              373200302        2       11 SH  CALL SOLE                       11        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1089   680790 SH       SOLE                   680790        0        0
GRAFTECH INTL LTD              COM              384313102     3670   268500 SH       SOLE                   268500        0        0
GRAFTECH INTL LTD              COM              384313102       26      200 SH  CALL SOLE                      200        0        0
GRAHAM CORP                    COM              384556106      720    40000 SH       SOLE                    40000        0        0
HARSCO CORP                    COM              415864107       26      100 SH  CALL SOLE                      100        0        0
ICO INC NEW                    COM              449293109     7632   944500 SH       SOLE                   944500        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     3372   550000 SH       SOLE                   550000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655      286     2500 SH  PUT  SOLE                     2500        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     4836   310000 SH       SOLE                   310000        0        0
LANDEC CORP                    COM              514766104      431    65000 SH       SOLE                    65000        0        0
LATTICE SEMICONDUCTOR CORP     COM              518415104     5872  1600000 SH       SOLE                  1600000        0        0
LOGMEIN INC                    COM              54142L109     2172   105000 SH       SOLE                   105000        0        0
LSI CORPORATION                COM              502161102       10     4000 SH  CALL SOLE                     4000        0        0
LTX-CREDENCE CORP              COM              502403108     1370   455094 SH       SOLE                   455094        0        0
MAGMA DESIGN AUTOMATION        COM              559181102      657   252500 SH       SOLE                   252500        0        0
MATTSON TECHNOLOGY INC         COM              577223100     5210  1140000 SH       SOLE                  1140000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101     3296   170000 SH       SOLE                   170000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101      264     1200 SH  CALL SOLE                     1200        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3626   128760 SH       SOLE                   128760        0        0
MICROSOFT CORP                 COM              594918104     3661   125000 SH       SOLE                   125000        0        0
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     8170  1020000 SH       SOLE                  1020000        0        0
OIL DRI CORP AMER              COM              677864100     2755   142500 SH       SOLE                   142500        0        0
QUANTUM CORP                   COM DSSG         747906204     4208  1600000 SH       SOLE                  1600000        0        0
RADIAN GROUP INC               COM              750236101     2743   175400 SH       SOLE                   175400        0        0
RESEARCH IN MOTION LTD         COM              760975102     3219    43513 SH       SOLE                    43513        0        0
ROGERS CORP                    COM              775133101     4787   165000 SH       SOLE                   165000        0        0
SANMINA SCI CORP               COM NEW          800907206     2900   175784 SH       SOLE                   175784        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     4953   605500 SH       SOLE                   605500        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     9096   498122 SH       SOLE                   498122        0        0
SILICON IMAGE INC              COM              82705T102     6584  2180000 SH       SOLE                  2180000        0        0
SOLUTIA INC                    COM NEW          834376501     4446   276000 SH       SOLE                   276000        0        0
SONOCO PRODS CO                COM              835495102     3495   113500 SH       SOLE                   113500        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2636    81000 SH       SOLE                    81000        0        0
SUNOCO INC                     COM              86764P109     5942   200000 SH       SOLE                   200000        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     1677   170000 SH       SOLE                   170000        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109       39     1200 SH  CALL SOLE                     1200        0        0
TECHNITROL INC                 COM              878555101     2640   500000 SH       SOLE                   500000        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     4606   540000 SH       SOLE                   540000        0        0
URBAN OUTFITTERS INC           COM              917047102     2921    76738 SH       SOLE                    76738        0        0
WOODWARD GOVERNOR CO           COM              980745103     1926    60223 SH       SOLE                    60223        0        0
WORLD WRESTLING ENTMT INC      CL A             98156Q108     2258   130500 SH       SOLE                   130500        0        0
XERIUM TECHNOLOGIES INC        COM              98416J100      220   310000 SH       SOLE                   310000        0        0
